Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Earnings Per Share [Abstract]
Net income	$ 486.1	$ 534.7	$ 51.1
Preference share dividends	(54.9)	(49.9)	(44.6)
Net income available to Aspen Insurance Holdings Limited’s ordinary shareholders	$ 431.2	$ 484.8	$ 6.5
Basic weighted average ordinary shares outstanding	60,395,839	60,395,839	60,395,839
Diluted weighted average ordinary shares outstanding	60,395,839	60,395,839	60,395,839
Earnings Per Share, Basic	$ 7.14	$ 8.03	$ 0.11
Earnings Per Share, Diluted	$ 7.14	$ 8.03	$ 0.11